Segment Financial Information (Details) - segment	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Number of operating segments	1	1	1
Number of reportable segments	1	1	1